WELLS S&P REIT INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

BOARD OF TRUSTEES
Leo F.Wells III                                            WELLS
John L. Bell                                                S&P
Richard W. Carpenter                                  REIT INDEX FUND
Bud Carter
William H. Keogler, Jr.
Donald S. Moss
Walter W. Sessoms                                      ANNUAL REPORT
Neil H. Strickland                                   DECEMBER 31, 2001

INVESTMENT ADVISER
Wells Asset Management, Inc.                               WELLS
6200 The Corners Parkway, Suite 250                  REAL ESTATE FUNDS
Atlanta, Georgia 30092

SUB-ADVISER                                          [GRAPHIC OMITTED]
Rydex Global Advisors
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT AUDITORS
Arthur Andersen LLP
720 East Pete Rose Way, Suite 400
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shareholder Service
Nationwide: (Toll-Free) 800-282-1581

LETTER TO SHAREHOLDERS                                         February 13, 2002
================================================================================

THE SILVER LINING IN A DARK ECONOMY
I am extremely pleased to report that while investors across the country grappled with another year of plunging stock market values, the Wells S&P REIT Index Fund provided you with another year of positive double digit total returns.

For the second year in a row the REIT market outperformed the other major security markets. During 2001, the Standard & Poor's REIT Composite Index gained
14.28 percent (does not include any expenses), the Wells S&P REIT Index Fund (Class A) returned 12.63 percent (including Fund expenses). By comparison the
Standard & Poor's 500 Composite Index lost 11.9 percent during the year (see graph).

AN OUTLOOK WORTH LOOKING FOR
Despite the struggling economy and the emotional and physical devastation of September 11, REITs steadily gained momentum as investors sought the reassurance of long-term stability and predictability. In fact, the number of Fund investors nearly doubled in 2001 alone -- another example of the strength of the REIT market.

This year the market also took note of the value REITs bring to a well balanced portfolio as investors saw the first individual REITs included in S&P's 500
Composite Index. With such increased market awareness and initial signs of a recovering economy, we expect another strong year for REITs and the Wells S&P REIT Index Fund. And today, while continuing to outperform the market even while trading at discounted rates, we believe REITs are an excellent investment opportunity in anticipation of it moving closer to the average trading range expected this year.

FOCUSING ON YOUR FUND
Today your Wells S&P REIT Index Fund provides exceptional diversity with investments in at least 100 of the top REITs covering all REIT sectors and property types. And as the economy takes its first steps toward recovery, we look for real estate fundamentals to continue to strengthen and grow. And with real estate in your portfolio, you can anticipate the potential for higher returns while reducing your overall investment risk.

Still the only mutual fund that tracks the S&P REIT Composite Index, your Fund features low portfolio turnover. And because Wells maintains minimal assets for liquidity, ordinarily at least 95 percent of the Fund's assets remain invested in REITs.

ON THE HOME FRONT
This year I am also very pleased to introduce  William H. Keogler,  Jr. and Neil
H. Strickland as newly elected board members to Wells Real Estate Funds. Their real estate and investment experience will be a valuable asset as they join forces with our distinguished Fund board members: John L. Bell, Richard W. Carpenter, Bud Carter, Donald S. Moss and Walter W. Sessoms.

While this has been a difficult year on so many fronts, I am pleased to provide you with this positive report on the Wells S&P REIT Index Fund. And also to announce that in 2001, we launched a new Wells Money Market Account that is now fully integrated with all Wells Real Estate Funds investments.

On behalf of the entire Wells Management Team, I thank you for your continued confidence in Wells Real Estate Funds and welcome your questions and comments through our web site at www.wellsref.com or by calling 800-282-1581.

Sincerely,

/s/ Leo F. Wells III

Leo F. Wells III
President

PERFORMANCE INFORMATION
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE WELLS S&P REIT INDEX FUND(a) AND THE S&P REIT INDEX

             S&P REIT INDEX                      WELLS S&P REIT INDEX FUND
             --------------                      -------------------------

                 MONTHLY                                     MONTHLY
    DATE         RETURN      BALANCE          DATE           RETURN     BALANCE
    ----         ------      -------          ----           ------     -------
   3/02/98                   10,000          3/02/98                     9,600
   3/31/98         1.96%     10,196          3/31/98           0.30%     9,629
   6/30/98        -4.97%      9,689          6/30/98          -5.68%     9,082
   9/30/98       -11.47%      8,578          9/30/98         -11.30%     8,055
  12/31/98       - 3.99%      8,235         12/31/98          -4.20%     7,717
   3/31/99       - 4.53%      7,862          3/31/99          -4.32%     7,383
   6/30/99         9.48%      8,608          6/30/99           9.45%     8,081
   9/30/99       - 8.76%      7,854          9/30/99          -8.75%     7,374
  12/31/99       - 1.30%      7,752         12/31/99          -1.89%     7,235
   3/31/00         2.26%      7,928          3/31/00           2.12%     7,389
   6/30/00        10.37%      8,749          6/30/00          10.23%     8,145
 9/30/2000         9.52%      9,582        9/30/2000           8.69%     8,852
12/31/2000         4.40%     10,004       12/31/2000           4.25%     9,229
 3/31/2001       - 0.17%      9,987        3/31/2001          -0.43%     9,189
 6/30/2001        11.18%     11,103        6/30/2001          10.64%    10,166
 9/30/2001       - 2.08%     10,873        9/30/2001          -2.18%     9,945
12/31/2001         5.16%     11,433       12/31/2001           4.51%    10,394

                     =============================================
                    |        Wells S&P REIT Index Fund            |
                    |    Average Annual Total Returns (b)         |
                    |    (periods ended Decemer 31, 2001)         |
                    |                                             |
                    |              1 Year    Since Inception(c)   |
                    |              ------    ------------------   |
                    |    Class A     8.11%         1.00%          |
                    |    Class B     6.88%         7.28%          |
                    |    Class C    10.78%         8.58%          |
                    |                                             |
                     =============================================

Past performance is not predictive of future performance.

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) The total returns shown do not reflect the deductin of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999 and the initial public offering of Class C shares commenced on May 5, 1999.

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
================================================================================

ASSETS
Investment securities:
   At acquisition cost .......................................      $87,479,504
                                                                    ===========
   At market value (Note 1) ..................................      $96,814,052
Dividends receivable .........................................          572,385
Receivable for capital shares sold ...........................          519,021
Receivable for securities sold ...............................          177,466
Organization expenses, net (Note 1) ..........................            8,836
Other assets .................................................           37,487
                                                                    -----------
   TOTAL ASSETS ..............................................       98,129,247
                                                                    -----------

LIABILITIES
Dividends payable ............................................          562,321
Payable for capital shares redeemed ..........................          259,261
Payable for securities purchased .............................          691,050
Payable to Adviser (Note 3) ..................................           18,090
Payable to administrator (Note 3) ............................           24,200
Other accrued expenses and liabilities .......................           57,665
                                                                    -----------
   TOTAL LIABILITIES .........................................        1,612,587
                                                                    -----------

NET ASSETS ...................................................      $96,516,660
                                                                    ===========

NET ASSETS CONSIST OF:
Paid-in capital ..............................................      $88,196,560
Accumulated net realized losses from security transactions ...       (1,014,448)
Net unrealized appreciation on investments ...................        9,334,548
                                                                    -----------
Net assets ...................................................      $96,516,660
                                                                    ===========

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................      $74,470,348
                                                                    ===========
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .................        8,629,260
                                                                    ===========
Net asset value and redemption price per share (Note 1) ......      $      8.63
                                                                    ===========
Maximum offering price per share (Note 1) ....................      $      8.99
                                                                    ===========


PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......................      $12,707,771
                                                                    ===========
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .................        1,452,378
                                                                    ===========
Net asset value and offering price per share(A) (Note 1) .....      $      8.75
                                                                    ===========


PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ......................      $ 9,338,541
                                                                    ===========
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .................        1,070,507
                                                                    ===========
Net asset value and offering price per share(A) (Note 1) .....      $      8.72
                                                                    ===========

(A) Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
================================================================================
INVESTMENT INCOME
   Dividends .................................................      $ 4,305,276
                                                                    -----------

EXPENSES
   Investment advisory fees (Note 3) .........................          383,706
   Distribution expenses, Class A (Note 3) ...................          152,508
   Distribution expenses, Class B (Note 3) ...................           19,773
   Distribution expenses, Class C (Note 3) ...................           13,899
   Administrative services fees (Note 3) .....................          108,524
   Transfer agent fees, Class A (Note 3) .....................           55,777
   Transfer agent fees, Class B (Note 3) .....................           18,000
   Transfer agent fees, Class C (Note 3) .....................           18,000
   Registration fees, Common .................................           23,365
   Registration fees, Class A ................................           20,850
   Registration fees, Class B ................................           10,223
   Registration fees, Class C ................................            7,450
   Custodian fees ............................................           56,323
   Accounting services fees (Note 3) .........................           52,438
   Reports to shareholders ...................................           36,688
   Professional fees .........................................           26,345
   Trustees fees .............................................           19,250
   Insurance expense .........................................            8,190
   Amortization of organization expenses (Note 1) ............            7,574
   Other expenses ............................................           50,166
                                                                    -----------
     TOTAL EXPENSES ..........................................        1,089,049
   Fees waived by the Adviser (Note 3) .......................         (210,832)
                                                                    -----------

     NET EXPENSES ............................................          878,217
                                                                    -----------

NET INVESTMENT INCOME ........................................        3,427,059
                                                                    -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions .............          794,076
   Net change in unrealized appreciation/
    depreciation on investments...............................        5,148,847
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .............        5,942,923
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................      $ 9,369,982
                                                                    ===========

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================

                                                                     YEAR           YEAR
                                                                     ENDED          ENDED
                                                                  DECEMBER 31,   DECEMBER 31,
                                                                     2001           2000
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................................      $  3,427,059  $   1,787,085
   Net realized gains (losses) from security transactions            794,076       (612,591)
   Net change in unrealized appreciation/depreciation
     on investments ......................................         5,148,847      7,146,423
                                                                ------------   ------------
Net increase in net assets from operations ...............         9,369,982      8,320,917
                                                                ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income, Class A .........        (2,805,643)    (1,501,115)
   Dividends from net investment income, Class B .........          (368,493)      (168,842)
   Dividends from net investment income, Class C .........          (252,923)      (117,128)
   Return of capital, Class A ............................        (1,096,308)      (441,706)
   Return of capital, Class B ............................          (176,240)       (54,037)
   Return of capital, Class C ............................          (120,967)       (37,486)
                                                                ------------   ------------
Decrease in net assets from distributions to shareholders         (4,820,574)    (2,320,314)
                                                                ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4)
CLASS A
   Proceeds from shares sold .............................        33,326,864     26,084,893
   Net asset value of shares issued in reinvestment of
     distributions to shareholders .......................         2,538,376      1,487,114
   Payments for shares redeemed ..........................       (11,781,199)    (5,060,316)
                                                                ------------    -----------
Net increase in net assets from Class A share transactions        24,084,041     22,511,691
                                                                ------------    -----------

CLASS B
   Proceeds from shares sold .............................         5,726,062      5,019,514
   Net asset value of shares issued in reinvestment of
     distributions to shareholders .......................           246,716        101,407
   Payments for shares redeemed ..........................          (535,124)      (288,149)
                                                                ------------    -----------
Net increase in net assets from Class B share transactions         5,437,654      4,832,772
                                                                ------------    -----------

CLASS C
   Proceeds from shares sold .............................         5,339,058      2,510,317
   Net asset value of shares issued in reinvestment of
     distributions to shareholders .......................           313,991        131,582
   Payments for shares redeemed ..........................          (805,196)      (251,620)
                                                                ------------    -----------
Net increase in net assets from Class C share transactions         4,847,853      2,390,279
                                                                ------------    -----------

TOTAL INCREASE IN NET ASSETS .............................        38,918,956     35,735,345

NET ASSETS
   Beginning of year .....................................        57,597,704     21,862,359
                                                                ------------    -----------
   End of year ...........................................      $ 96,516,660  $  57,597,704
                                                                ============    ===========

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS A
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR              YEAR                YEAR              PERIOD
                                                                ENDED              ENDED               ENDED              ENDED
                                                             DECEMBER 31,       DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                 2001              2000                1999               1998(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................    $     8.14          $     6.80          $     7.75          $    10.00
                                                           ----------          ----------          ----------          ----------
Income (loss) from investment operations:
   Net investment income ..............................          0.37                0.37                0.38                0.26
   Net realized and unrealized gains
     (losses) on investments ..........................          0.63                1.45               (0.85)              (2.20)
                                                           ----------          ----------          ----------          ----------
Total from investment operations ......................          1.00                1.82               (0.47)              (1.94)
                                                           ----------          ----------          ----------          ----------

Less distributions:
   Dividends from net investment income ...............         (0.37)              (0.37)              (0.38)              (0.26)
   Return of capital ..................................         (0.14)              (0.11)              (0.10)              (0.05)
                                                           ----------          ----------          ----------          ----------
Total distributions ...................................         (0.51)              (0.48)              (0.48)              (0.31)
                                                           ----------          ----------          ----------          ----------

Net asset value at end of period ......................    $     8.63          $     8.14          $     6.80          $     7.75
                                                           ==========          ==========          ==========          ==========

Total return(B) .......................................         12.63%              27.56%              (6.24%)         ( 19.62%)(D)
                                                           ==========          ==========          ==========          ==========

Net assets at end of period (000's) ...................    $   74,470          $   46,759          $   19,281          $   11,986
                                                           ==========          ==========          ==========          ==========

Ratio of net expenses to average
  net assets(C) .......................................          0.99%               0.98%               0.99%              0.99%(E)

Ratio of net investment income to average
  net assets ..........................................          4.61%               5.43%               5.58%              5.33%(E)

Portfolio turnover rate ...............................             5%                  9%                 17%                 9%(E)

(A)  Represents the period from the initial public offering of Class A shares (March 2, 1998) through December 31, 1998.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been
     1.26%, 1.44%, 2.11% and 3.30%(E) for the periods ended December 31, 2001, 2000, 1999 and 1998, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS B
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR               YEAR            PERIOD
                                                                              ENDED             ENDED             ENDED
                                                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                               2001              2000             1999(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........................         $       8.24        $    6.88         $    8.16
                                                                          ------------        ---------         ---------
Income (loss) from investment operations:
   Net investment income ........................................                 0.30             0.32              0.17
   Net realized and unrealized gains (losses) on investments ....                 0.66             1.46             (1.20)
                                                                          ------------        ---------         ---------
Total from investment operations ................................                 0.96             1.78             (1.03)
                                                                          ------------        ---------         ---------

Less distributions:
   Dividends from net investment income .........................               ( 0.30)           (0.32)            (0.17)
   Return of capital ............................................               ( 0.15)           (0.10)            (0.08)
                                                                          ------------        ---------         ---------
Total distributions .............................................               ( 0.45)           (0.42)            (0.25)
                                                                          ------------        ---------         ---------

Net asset value at end of period ................................         $       8.75        $    8.24         $    6.88
                                                                          ============        =========         =========

Total return(B) .................................................                11.88%           26.48%         ( 12.73%)(D)
                                                                          ============        =========         =========

Net assets at end of period (000's) .............................         $     12,708        $   6,718         $   1,306
                                                                          ============        =========         =========

Ratio of net expenses to average net assets(C) ..................                 1.74%            1.69%             1.72%(E)

Ratio of net investment income to average net assets ............                 3.86%            4.72%             5.77%(E)

Portfolio turnover rate .........................................                    5%               9%               17%(E)

(A)  Represents the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.01%, 2.26% and 3.28%(E) for the periods ended December 31, 2001, 2000 and 1999, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS C
FINANCIAL HIGHLIGHTS
====================================================================================================================================
                                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR              YEAR             PERIOD
                                                                               ENDED             ENDED             ENDED
                                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                               2001               2000             1999(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........................         $       8.22        $    6.86         $    8.09
                                                                          ------------        ---------         ---------
Income (loss) from investment operations:
   Net investment income ........................................                 0.30             0.32              0.20
   Net realized and unrealized gains (losses) on investments ....                 0.65             1.46             (1.17)
                                                                          ------------        ---------         ---------
Total from investment operations ................................                 0.95             1.78             (0.97)
                                                                          ------------        ---------         ---------
Less distributions:
   Dividends from net investment income .........................                (0.30)           (0.32)            (0.20)
   Return of capital ............................................                (0.15)           (0.10)            (0.06)
                                                                          ------------        ---------         ---------
Total distributions .............................................                (0.45)           (0.42)            (0.26)
                                                                          ------------        ---------         ---------

Net asset value at end of period ................................         $       8.72        $    8.22         $    6.86
                                                                          ============        =========         =========

Total return(B) .................................................                11.78%           26.63%         ( 12.06%)(D)
                                                                          ============        =========         =========

Net assets at end of period (000's) .............................         $      9,339        $   4,121         $   1,275
                                                                          ============        =========         =========

Ratio of net expenses to average net assets(C) ..................                 1.74%            1.68%             1.73%(E)

Ratio of net investment income to average net assets ............                 3.86%            4.73%             5.59%(E)

Portfolio turnover rate .........................................                    5%               9%               17%(E)

(A)  Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C)  Absent  fee  waivers  and  expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.01%, 2.29% and 2.49%(E) for the periods ended December 31, 2001, 2000 and 1999, respectively (Note 3).
(D)  Not annualized.
(E)  Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001
================================================================================================
                                                                                      MARKET
COMMON STOCKS-- 98.8%                                               SHARES            VALUE
------------------------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL-- 22.5%
AMLI Residential Properties Trust ........................          12,130        $    305,918
Apartment Investment & Management Company - Class A ......          50,430           2,306,164
Archstone-Smith Trust ....................................         117,676           3,094,879
Associated Estates Realty Corp. ..........................          13,310             122,186
Avalonbay Communities, Inc. ..............................          47,284           2,237,006
BRE Properties, Inc. - Class A ...........................          31,660             980,194
Camden Property Trust ....................................          27,975           1,026,682
Chateau Communities, Inc. ................................          19,800             592,020
Cornerstone Realty Income Trust, Inc. ....................          32,480             368,648
Equity Residential Properties Trust ......................         184,690           5,302,450
Essex Property Trust, Inc. ...............................          12,640             624,542
Gables Residential Trust .................................          16,460             487,216
Home Properties of New York, Inc. ........................          15,180             479,688
Manufactured Home Communities, Inc. ......................          14,720             459,411
Mid-America Apartment Communities, Inc. ..................          11,920             313,496
Post Properties, Inc. ....................................          26,010             923,615
Summit Properties, Inc. ..................................          18,490             462,620
Sun Communities, Inc. ....................................          11,980             446,255
Town & Country Trust .....................................          11,000             229,900
United Dominion Realty Trust, Inc. .......................          68,970             993,168
                                                                                  ------------
                                                                                    21,756,058
                                                                                  ------------
DIVERSIFIED-- 11.3%
Capital Automotive REIT ..................................          17,540             348,871
Colonial Properties Trust ................................          14,360             447,314
Cousins Properties, Inc. .................................          34,120             831,163
Crescent Real Estate Equities Co. ........................          74,510           1,349,376
Entertainment Properties Trust ...........................          10,120             195,822
Glenborough Realty Trust, Inc. ...........................          18,450             357,930
Lexington Corporate Properties Trust .....................          14,470             224,285
Pennsylvania Real Estate Investment Trust ................          10,500             243,600
Plum Creek Timber Co., Inc. ..............................         124,560           3,531,276
Vornado Realty Trust .....................................          66,420           2,763,072
Washington Real Estate Investment Trust ..................          26,030             647,887
                                                                                  ------------
                                                                                    10,940,596
                                                                                  ------------
HEALTH CARE-- 3.7%
Health Care Property Investors, Inc. .....................          37,978           1,375,183
Healthcare Realty Trust, Inc. ............................          27,953             782,684
Health Care REIT, Inc. ...................................          22,130             538,866
National Health Investors, Inc. ..........................          16,820             248,936
Nationwide Health Properties, Inc. .......................          32,160             601,070
                                                                                  ------------
                                                                                     3,546,739
                                                                                  ------------


WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================================
                                                                                       MARKET
COMMON STOCKS-- 98.8% (Continued)                                   SHARES             VALUE
------------------------------------------------------------------------------------------------
HOTEL -- 4.9%
Equity Inns, Inc. ........................................          25,240        $    167,089
FelCor Lodging Trust, Inc. ...............................          36,300             606,573
Hospitality Properties Trust .............................          41,850           1,234,575
Host Marriott Corp. ......................................         175,400           1,578,600
Innkeepers USA Trust .....................................          23,820             233,436
LaSalle Hotel Properties .................................          12,380             145,341
MeriStar Hospitality Corp. ...............................          30,530             433,526
RFS Hotel Investors, Inc. ................................          17,290             196,760
Winston Hotels, Inc. .....................................          11,590              89,707
                                                                                  ------------
                                                                                     4,685,607
                                                                                  ------------
INDUSTRIAL/OFFICE-- 32.2%
Alexandria Real Estate Equities, Inc. ....................          11,080             455,388
AMB Property Corp. .......................................          58,070           1,509,820
Arden Realty, Inc. .......................................          43,710           1,158,315
Bedford Property Investors, Inc. .........................          12,080             271,800
Boston Properties, Inc. ..................................          62,130           2,360,940
Brandywine Realty Trust ..................................          24,600             518,322
CarrAmerica Realty Corp. .................................          42,380           1,275,638
CenterPoint Properties Corp. .............................          15,210             757,458
Duke Realty Corp. ........................................          89,020           2,165,857
EastGroup Properties, Inc. ...............................          10,850             250,309
Equity Office Properties Trust ...........................         282,505           8,497,750
First Industrial Realty Trust, Inc. ......................          26,860             835,346
Great Lakes REIT, Inc. ...................................          11,340             181,440
Highwoods Properties, Inc. ...............................          36,730             953,144
HRPT Properties, Inc. ....................................          89,350             773,771
Kilroy Realty Corp. ......................................          18,790             493,613
Koger Equity, Inc. .......................................          18,370             299,431
Liberty Property Trust ...................................          49,520           1,478,172
Mack-Cali Realty Corp. ...................................          39,110           1,213,192
Parkway Properties, Inc. .................................           6,500             215,800
Prentiss Properties Trust ................................          25,320             695,034
Prime Group Realty Trust .................................          10,750              99,223
ProLogis Trust ...........................................         118,320           2,545,063
PS Business Parks, Inc. ..................................          15,200             478,800
Reckson Associates Realty Corp. ..........................          40,620             948,883
SL Green Realty Corp. ....................................          19,670             604,066
                                                                                  ------------
                                                                                    31,036,575
                                                                                  ------------


WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================================
                                                                                       MARKET
COMMON STOCKS-- 98.8% (Continued)                                   SHARES             VALUE
------------------------------------------------------------------------------------------------
MORTGAGE -- 0.4%
Thornburg Mortgage, Inc. .................................          22,010        $    433,597
                                                                                  ------------
RETAIL CENTERS-- 19.0%
CBL & Associates Properties, Inc. ........................          17,510             551,565
Chelsea Property Group, Inc. .............................          12,650             621,115
Commercial Net Lease Realty ..............................          26,800             348,400
Developers Diversified Realty Corp. ......................          37,910             724,081
Federal Realty Investment Trust ..........................          27,440             631,120
General Growth Properties, Inc. ..........................          36,120           1,401,456
Glimcher Realty Trust ....................................          20,530             386,580
IRT Property Co. .........................................          20,910             221,646
JDN Realty Corp. .........................................          22,510             277,548
JP Realty, Inc. ..........................................          11,110             264,307
Kimco Realty Corp. .......................................          67,735           2,214,257
Kramont Realty Trust .....................................          12,910             188,486
Macerich Co. (The) .......................................          23,260             618,716
Mills Corp. ..............................................          19,300             511,064
New Plan Excel Realty Trust ..............................          59,840           1,139,952
Pan Pacific Retail Properties, Inc. ......................          21,920             629,543
Realty Income Corp. ......................................          22,320             656,208
Rouse Co. (The) ..........................................          47,490           1,390,982
Saul Centers, Inc. .......................................           9,960             212,646
Simon Property Group, Inc. ...............................         120,210           3,525,759
Taubman Centers, Inc. ....................................          34,460             511,731
U.S. Restaurant Properties, Inc. .........................          12,650             184,437
Weingarten Realty Investors ..............................          23,170           1,112,160
                                                                                  ------------
                                                                                    18,323,759
                                                                                  ------------
SELF STORAGE-- 4.7%
Public Storage, Inc. .....................................          82,754           2,763,984
Shurgard Storage Centers, Inc. - Class A .................          22,270             712,640
Sovran Self Storage, Inc. ................................           8,380             261,037
Storage USA, Inc. ........................................          18,860             794,006
                                                                                  ------------
                                                                                     4,531,667
                                                                                  ------------
SPECIALTY -- 0.1%
National Golf Properties, Inc. ...........................           8,900              78,943
                                                                                  ------------

TOTAL COMMON STOCKS-- 98.8% (Cost $85,998,993) ...........                        $ 95,333,541
                                                                                  ------------


WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================================
                                                                                     MARKET
CASH EQUIVALENTS-- 1.5%                                                SHARES        VALUE
------------------------------------------------------------------------------------------------
First American Treasury Obligation Fund -- Class S
(Cost $1,480,511) ..........................................         1,480,511   $   1,480,511
                                                                                 -------------

TOTAL INVESTMENT SECURITIES-- 100.3% (Cost $87,479,504) ....                     $  96,814,052

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.3%) .............                          (297,392)
                                                                                 -------------

NET ASSETS-- 100.0% ........................................                     $  96,516,660
                                                                                 =============

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2001
================================================================================
1.  SIGNIFICANT ACCOUNTING POLICIES
The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares and Class C shares commenced on May 7, 1999 and May 5, 1999, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares) and Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class B shares and Class C shares bear the expenses of higher distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares and Class C shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ORGANIZATION EXPENSES -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

At December 31, 2001, on a tax basis, the Fund had a net capital loss carryforward expiring December 31, 2009 of $72,939 and, based on an $88,421,013 tax cost of investments, gross unrealized appreciation of $10,876,285 and gross unrealized depreciation of $2,483,246. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales. There were no differences between the book basis and tax basis of distributions paid for the years ended December 31, 2001 and 2000.

The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

2.  INVESTMENT TRANSACTIONS
During the year ended December 31, 2001, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $38,222,937 and $3,795,375, respectively.

3.  TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $210,832 of its investment advisory fees during the year ended December 31, 2001.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
SUB-ADVISORY AGREEMENT
Effective May 1, 2001, PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

Prior to May 1, 2001, Gateway Investment Advisers, L.P. (Gateway) was retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between Gateway, the Adviser and the Trust. The Adviser (not the Fund) paid Gateway a fee, computed and accrued daily and paid monthly, at an annual rate of 0.15% of the Fund's average daily net assets up to $100 million; 0.10% of such net assets from $100 million to $200 million; and 0.07% of such net assets in excess of $200 million, subject to a $3,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. In addition, the Fund pays Ultimus out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the year ended December 31, 2001, the Underwriter earned $81,282 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $6,816 and $1,690 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the year ended December 31, 2001, the Fund paid Class A, Class B and Class C distribution expenses of $152,508, $19,773 and $13,899, respectively.


WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
==============================================================================================================
4.  CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years shown:

--------------------------------------------------------------------------------------------------------------
                                                                                    YEAR              YEAR
                                                                                    ENDED             ENDED
                                                                                   DEC. 31,          DEC. 31,
                                                                                    2001              2000
--------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold...............................................................        3,976,139        3,408,832
Shares issued in reinvestment of distributions to shareholders............          300,127          195,250
Shares redeemed...........................................................      ( 1,394,570)       ( 690,525)
                                                                                 ----------        ---------
Net increase in shares outstanding........................................        2,881,696        2,913,557
Shares outstanding, beginning of year ....................................        5,747,564        2,834,007
                                                                                 ----------        ---------
Shares outstanding, end of year...........................................        8,629,260        5,747,564
                                                                                 ==========       ==========
CLASS B
Shares sold...............................................................          671,838          648,217
Shares issued in reinvestment of distributions to shareholders............           28,721           13,108
Shares redeemed...........................................................         ( 63,356)        ( 35,913)
                                                                                 ----------        ---------
Net increase in shares outstanding........................................          637,203          625,412
Shares outstanding, beginning of year.....................................          815,175          189,763
                                                                                 ----------        ---------
Shares outstanding, end of year...........................................        1,452,378          815,175
                                                                                 ==========       ==========

CLASS C
Shares sold...............................................................          628,114          333,548
Shares issued in reinvestment of distributions to shareholders............           36,682           16,926
Shares redeemed...........................................................         ( 95,752)        ( 34,846)
                                                                                 ----------        ---------
Net increase in shares outstanding........................................          569,044          315,628
Shares outstanding, beginning of year ....................................          501,463          185,835
                                                                                 ----------        ---------
Shares outstanding, end of year...........................................        1,070,507          501,463
                                                                                 ==========       ==========

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================


                                                  [GRAPHIC OMMITTED]  ANDERSEN



To the Shareholders and Board of Trustees of the Wells S&P REIT Index Fund:

We have audited the accompanying statement of assets and liabilities of the Wells S&P REIT Index Fund, including the portfolio of investments, as of December 31, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis of our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells S&P REIT Index Fund as of December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.


                                                   /s/ Arthur Andersen LLP



Cincinnati, Ohio
February 8, 2002

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                     POSITION HELD                  LENGTH OF
    TRUSTEE                     ADDRESS                                        AGE   WITH THE TRUST                TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
* Leo F.  Wells, III        6200 The Corners Parkway, Atlanta, GA              58    President and Trustee     Since January 1998
  John L. Bell              800 Mount Vernon Highway, Suite 230, Atlanta, GA   61    Trustee                   Since January 1998
  Richard W. Carpenter      5570 Glenridge Drive, Atlanta, GA                  64    Trustee                   Since January 1998
  Bud Carter                100 Mount Shasta Lane, Alpharetta, GA              63    Trustee                   Since May 1998
  William H. Keogler, Jr.   469 Atlanta Country Club Drive, Marietta, GA       56    Trustee                   Since April 2001
  Donald S. Moss            114 Summerour Vale, Duluth, GA                     66    Trustee                   Since May 1998
  Walter W. Sessoms         5995 River Chase Circle NW, Atlanta, GA            68    Trustee                   Since January 1998
  Neil H. Strickland        4800 River Green Parkway, Duluth, GA               66    Trustee                   Since April 2001
  Robert G. Dorsey          135 Merchant Street, Suite 230, Cincinnati, OH     44    Vice President            Since September 2000
* Jill W.  Maggiore         6200 The Corners  Parkway,  Atlanta,  GA           43    Vice President            Since March 1999
  Mark J. Seger             135 Merchant Street, Suite 230, Cincinnati,  OH    40    Treasurer                 Since September 2000
  John F.  Splain           135 Merchant Street, Suite 230, Cincinnati, OH     45    Secretary                 Since September 2000

* Mr. Wells and Ms. Maggiore, as affiliated persons of the Adviser and the Underwriter, are "interested persons" of the Trust within the meaning of
     Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust, the Wells S&P REIT Index Fund, and is also a Director of Wells Real Estate Investment Trust, Inc., a real estate investment trust. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

Leo F. Wells, III is President, Treasurer and sole Director of the Adviser and the Underwriter, in addtion to the following affiliated companies: Wells Capital, Inc. (a real estate company); Wells & Associates, Inc. (a real estate brokerage company); Wells Management Company, Inc. (a property management company); Wells Advisers, Inc. (a non-bank custodian for IRAs); Wells Real Estate Funds, Inc. (a holding company for the Wells group of companies); and Wells Development Corporation (a company formed to acquire and develop commercial real estate properties).

John L. Bell is the President of NCB Holdings, Inc. (a real estate company). He is also the past owner and Chief Executive Officer of Bell-Mann, Inc. (a flooring company). He is a member of the Board of Directors of Electronic Commerce Systems, Inc.

Richard W. Carpenter is President and Director of Realmark Holdings Corp. (a real estate company) and Commonwealth Oil Refining Co., Inc. (an oil terminal). In addition, he is the Managing Partner of Carpenter Properties LP (a real estate company) and a member of the Board of Directors of Tara Corp. (a manufacturing company).

Bud  Carter  is  a  Senior  Vice  President  of  The  Executive   Committee  (an
international management consultant). He is also Board Manager of Warebase 9 (an internet media company).

William H. Keogler, Jr. is the former President and Chief Executive Officer of Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor).

Donald S. Moss is a retired former Senior Vice President of Avon Products, Inc. He is also President and a member of the Board of Directors of The Atlanta Athletic Club.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
Walter  W.   Sessoms  is  retired   former   Group   President   of  Bell  South
Telecommunications.

Neil H. Strickland is the Senior Operations Executive of Strickland General Agency, Inc. (an insurance agency). He is also a member of the Board of Directors of First Capital Bank.

Robert G. Dorsey is a Managing Director of Ultimus Funds Solutions, LLC (a registered transfer agent) and Ultimus Fund Distributors, LLC (a registered broker-dealer). Prior to March 1999, he was President of Countrywide Fund Services, Inc. (a mutual fund services company).

Jill W. Maggiore is Vice President of Mutual Funds of Wells Real Estate Funds. Prior to joining Wells Real Estate Funds in March 1998, she was a founding member, director and national sales manager for Keogler, Morgan &~Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor).

Mark J. Seger is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

John F. Splain is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President and Secretary of Countrywide Fund Services, Inc. and affiliated companies.

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